RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

With Emerald Health Sciences Inc.

Emerald Health Sciences Inc. (“Sciences”) charged the Company $1,050,000 during the three months ended March 31, 2019 (March 31, 2018 - $
1,050,000
) for services related to financing, business development, investor relations and acquisition activities, in accordance with the amended management agreement:
$562,500 was recognized as research and development costs and $487,500 was recognized as general and administrative fees.
 Sciences charged the Company $243 during the three months ended March 31, 2019 (March 31, 2018 - $Nil) for invoices paid on behalf of the Company. As of March 31, 2019, the Company owed $368,469 (December 31, 2018 - $
502,194
) to Sciences, this amount is included in the due to related parties caption on the consolidated statements of financial position and is non-interest bearing. As of March 31, 2019, Sciences owed the Company $31,421 (December 31, 2018 – $
31,421
) for invoices paid on behalf of Sciences, this amount is included in the due from related parties caption on the consolidated statements of financial position and is non-interest bearing.

As of March 31, 2019, Sciences held an aggregate of 40,434,242 shares, representing 28% (December 31, 2018 – 43,234,242 shares, representing 31%) of the issued and outstanding Common Shares and it held 4,411,764 (December 31, 2018 –
4,411,764
) common share purchase warrants of the Company.

With the Company’s joint venture

As of March 31, 2019, Pure Sunfarms owes the Company $2,032,262 (December 31, 2018 - $
1,942,329
) for expenditures made on behalf of the joint venture. As of March 31, 2019, the Company owes to Pure Sunfarms $2,887,316 (December 31, 2018 - $
1,287,082
) for inventory, that was paid subsequent to March 31, 2019. These amounts are included in the respective due to and due from related parties captions on the consolidated statements of financial position, and are non-interest bearing. The Company also contributed $13,000,000 in the form of an on-demand loan as described in the Company’s annual consolidated financial statements.

With a company controlled by the Company’s Executive Chairman

During the year ended December 31, 2017, the Company entered into a 30-year lease with a company (the “Landlord”) that is controlled by Avtar Dhillon, MD, the Executive Chairman of the Company with respect to land in Metro Vancouver, British Columbia on which the Company is constructing its new production facility. During the three months ended March 31, 2019, the Company paid to the Landlord $84,904 (March 31, 2018 - $
83,235
) in rent and $237 (March 31, 2018 - $Nil) for invoices paid on behalf of the Company.
The Landlord was reimbursed by the Company for
$158,541 during the three months ended March 31, 2019 (March 31, 2018 - $
25,720
)
for development fees and services related to construction of the Company’s new facility
. As of March 31, 2019, the Company owed $166,469 (December 31, 2018 - $
502
) to the Landlord; this amount is included in the due to related parties caption on the consolidated statements of financial position and is non-interest bearing. As at March 31, 2019, the Company recognized a lease obligation of $3,579,456 relating to the land in Metro Vancouver. This amount is included on the balance sheet under “Lease Liability”.

With a company whose CEO is also a director of the Company

The Company holds 1,666,667 common shares and 1,666,667
common share purchase warrants of Avricore Health Inc, as described in the Company’s annual consolidated financial statements. Naturals holds 3,030,303 common share purchase warrants of Avricore.

Remuneration of directors and key management of the Company

The remuneration awarded to directors and to senior key management including the Executive Chairman, the President, the Chief Executive Officer, the Chief Financial Officer and the Executive Vice President Sales, includes the following expenses recognized during the period:

	For the three months	For the three months
	ended	ended
	March 31 2019	March 31 2018
	$	$
Wage and short-term benefits	245,597	219,420
Share-based payments	357,347	949,773
	602,944	1,169,193

Included in the due to related parties caption on the consolidated statements of financial position at March 31, 2019 is $137,597 (December 31, 2018 - $
16,614
) due to related parties with respect to key management personnel and expense reimbursements and are non-interest bearing.

In the event that senior key management employment agreements are terminated by the Company, other than for just cause, such officers are entitled to a minimum severance amount equal to six months of salary.

These transactions are in the normal course of the operations on normal commercial terms and conditions.